SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2024
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

14. SHARE-BASED COMPENSATION

Employee Equity Incentive Plan

On August 15, 2024, the Annual General Meeting of Shareholders of the Company (the “AGM”) approved the amendment and restatement of the Company’s Equity Incentive Plan and renamed it the Nebius Group N.V. Amended and Restated Equity Incentive Plan (the “Plan”). Among other things, the AGM also approved the extension of the term of the Plan for a further ten-year period and an increase in the number of shares available under the Plan. The Plan provides for the issuance of Share-Based Awards (including options, restricted shares units (“RSUs”), performance share units (“PSUs”) and awards in respect of the Group’s business units and subsidiaries (“Business Unit Equity Awards”)) to employees, officers, advisors and consultants of the Group and members of the Board of the Company. The maximum number of Company shares available under the Plan is 30,000,000 Class A shares. RSUs entitle the holder to receive a fixed number of Class A shares at no cost upon the satisfaction of certain time-based vesting criteria. Options entitle the holder to purchase a Class A share at a specified exercise price. PSUs entitle the recipient to receive a number of Class A shares at no cost based on the satisfaction of both time-based and performance-based criteria. In 2024, upon completion of the Divestment (Note 3), all outstanding PSUs grants were forfeited, as the performance criteria set out in such awards were no longer relevant for the activities of the Group after the Divestment. No dividends or dividend equivalents are granted in connection with options or share appreciation rights and any dividend equivalents or dividends granted in connection with RSUs will only vest and be paid to the extent the underlying award vests and is paid.

Under the Plan, the award exercise or measurement price per share is set at the “fair market value” and denominated in U.S. dollars on the date the Share-Based Awards are granted by the Company’s Board. For purposes of the Plan, “fair market value” means (A) at any time when the Company’s shares are not publicly traded, the price per share most recently determined by the Board to be the fair market value; and (B) at any time when the shares are publicly traded, (i) in the case of RSUs the closing price per Class A share (as adjusted to account for the ratio of shares to depositary shares, if necessary) on the date of such determination; and (ii) in the case of share options and SARs, the average closing price per Class A share on the 20 trading days immediately following the date of determination. Share-Based Awards granted under the Plan generally vest over a four-year period with four-sixteenths (4/16) of such awards vesting on the last day of the 12th full calendar month following the date of grant, and an additional one-sixteenth (1/16) of such awards vesting on the last day of each third full calendar month thereafter. The maximum term of a Share-Based Award granted under the Plan may not exceed ten years. The Plan expires at midnight on August 14, 2034, as amended. After its expiration, no further grants can be made under the Plan but the vesting and effectiveness of Share-Based Awards previously granted will remain unaffected.

The Group estimates the fair value of share options using the BSM pricing model. No share option grants were made in the years ended December 31, 2022, 2023 and 2024.

The Group estimates the fair value of Synthetic Options and Business Unit Equity Awards and PSUs using the Monte-Carlo or BSM pricing models. The assumptions used in the Monte-Carlo and BSM pricing models in the years ended December 31, 2022, 2023 and 2024 were as follows:

	2022	2023	2024
Business unit’s expected annual volatility	30.9 - 75.2%	30.5 - 86.0%	64.2 - 74.4%
Risk-free interest rate	1.54 - 8.83%	9.11-12.78%	13.05%

The Company’s expected annual volatility used in the Monte-Carlo pricing model were in the range of 47.0 to 51.4% in the year ended December 31, 2022.

The Group used the following assumptions in the BSM and Monte-Carlo pricing models when valuing its Share-Based Awards:

●	Expected volatility. For share options and PSUs grants, the Group used historical volatility of the Company’s own shares. For synthetic options and business unit equity awards grants, the Group calculated the estimated volatility rates based on the volatilities of common stock of comparable companies in business units’ industries.
●	Expected term. For BSM pricing model calculation the expected term of awards granted has been calculated following the “simplified” method, using half of the sum of the contractual and vesting terms, because the Group has no historical pattern of exercises sufficient to estimate the expected term on a more reliable basis.
●	Dividend yield. This assumption is measured as the average annualized dividend estimated to be paid by the Group over the expected life of the award as a percentage of the share price at the grant date. The Group did not declare any dividends with respect to 2022, 2023 or 2024. Because options were generally compensated for dividends and the Group has no plans to pay cash dividends in the near term, it used an expected dividend yield of zero in its pricing models in the years ended December 31, 2022, 2023 and 2024.
●	Risk-free interest rate. The Group used the risk-free interest rates based on the U.S. Treasury yield curve or the Russian government bond zero coupon yield curve in effect at the grant date.

Share-Based Compensation Expense

The following table summarizes information about recognized share-based compensation expenses for the years ended December 31, 2022, 2023 and 2024:

	2022	2023	2024
Restricted Share Units (“RSUs”)	261.0	249.9	96.6
Synthetic Options and Business Unit Equity Awards	49.5	108.4	28.5
Share options	5.5	4.0	1.0
Performance Share Units (“PSUs”)	2.6	0.6	(8.4)
RSUs in respect of the Avride Group	4.3	5.1	2.6
Other	37.3	2.0	—
Total share‑based compensation expenses	360.2	370.0	120.3

Share-based compensation expense is recognized in respect of the awards granted to employees of both continuing and discontinued operations. For the years ended December 31, 2022, 2023 and 2024 the Group recognized share-based compensation expense in relation to employees directly attributable to the operations of the Divested Businesses in the amount of $ 350.6, $ 338.7 and $ 63.7 respectively. Share-based compensation expenses for the employees of retained businesses amounts to $ 9.6, $ 31.3 and $ 56.6 for the years ended December 31, 2022, 2023 and 2024, respectively.

The following table summarizes awards activity for the Company:

	Share Options		SARs		RSUs		PSUs
		Weighted		Weighted		Weighted		Weighted
		average exercise		average exercise		average exercise		average exercise
	Quantity	price per share	Quantity	price per share	Quantity	price per share	Quantity	price per share
Outstanding as of December 31, 2023	2,895,300	$44.32	75,000	$32.85	7,025,015	—	171,979	—
Granted	—	—	—	—	9,079,326	—	—	—
Exercised	—	—	—	—	(283,870)	—	—	—
Forfeited	(561,423)	48.04	—	—	(53,507)	—	(171,979)	—
Effect of the Divestment (Note 3)	—	—	—	—	(6,102,469)	—	—	—
Cancelled	(1,157,131)	46.91	—	—	(197,881)	—	—	—
Outstanding as of December 31, 2024	1,176,746	$40.00	75,000	$32.85	9,466,614	—	—	—

The following table summarizes information about outstanding and exercisable awards as of December 31, 2024:

		Awards Outstanding			Awards Exercisable
			Average			Average
			Remaining	Aggregate		Remaining	Aggregate
	Type of	Number	Contractual	Intrinsic	Number	Contractual	Intrinsic
Exercise Price ($)	award	outstanding	Life (in years)	Value	exercisable	Life (in years)	Value
$40.00	Option	1,176,746	2.11	12.3	1,176,746	2.11	12.3
Total Share options		1,176,746	2.11	12.3	1,176,746	2.11	12.3
$32.85	SARs	75,000	—	—	75,000	—	—
Total SARs		75,000	—	—	75,000	—	—
Total RSUs	RSU	9,466,614	9.29	—	451,572	4.95	—
Total Share options, SARs and RSUs		10,718,360	8.44	12.3	1,703,318	2.75	12.3

The following table summarizes information about unvested share awards:

	Share Options		RSUs		PSUs
		Weighted		Weighted		Weighted
		Average		Average		Average
		Grant Date		Grant Date		Grant Date
	Quantity	Fair Value	Quantity	Fair Value	Quantity	Fair Value
Unvested as of December 31, 2023	593,923	$20.82	801,354	$50.77	171,979	$97.51
Granted	—	—	9,079,326	20.21	—	—
Vested	(32,500)	27.05	(238,221)	36.47	—	—
Forfeited	(561,423)	20.46	(53,507)	40.99	—	—
Effect of the Divestment (Note 3)	—	—	(573,910)	48.79	—	—
Cancelled	—	—	—	-	(171,979)	97.51
Unvested as of December 31, 2024	—	$—	9,015,042	$20.54	—	$—

In March 2022 and January 2023 the Company offered holders of Nebius Group N.V. RSUs granted under the Plan an opportunity to exchange the portion of outstanding awards that would otherwise have vested during 2022 and 2023 in exchange for cash bonuses. The replacement cash payments were payable in accordance with the original vesting schedules in respect of the exchanged RSUs. Equity awards in respect of an aggregate of approximately 3.3 and 2.7 million RSUs were exchanged in March 2022 and January 2023 respectively. The exchanges were accounted for as a modification of equity awards, resulting in additional share-based compensation expense recognized in the years ending December 31, 2022 and 2023 in amount of $53.1 and $88.9, respectively.

In December 2023, such offer was further extended to the employees of Divested Businesses, covering the respective vestings for 2024 and 2025. Equity awards in respect of an aggregate of approximately 1.3 million RSUs were exchanged in December 2023.

During 2024, on a quarterly basis, the Company offered to holders of RSUs granted under Plan an opportunity to exchange the portion of outstanding awards that would otherwise have vested during 2024 in exchange for cash bonuses. The offer was aimed at employees directly attributable to the retained businesses. Equity awards in respect of an aggregate of approximately 0.2 million RSUs were exchanged. The exchange was accounted for as a modification of equity awards, resulting in additional share-based compensation expense recognized in the year ending December 31, 2024 in the amount of $5.4. The accrued liability associated with the replacement cash payment in the amount of $0.4 is included in accounts payable, accrued and other liabilities in the consolidated balance sheets as of December 31, 2024.

As of December 31, 2024, there was $148.4 of unamortized share-based compensation expense related to unvested RSUs which is expected to be recognized over a weighted average period of 3.69 years.

Synthetic Options and Business Unit Equity Awards

The Company granted share-based awards to the employees of several business units, comprised of a synthetic option award in respect of the relevant business unit (“Synthetic Options” and “Business Unit Equity Awards”) and a linked RSU award. Synthetic Options and Business Unit Equity Awards entitle the participants to receive phantom or synthetic “shares” in the relevant business unit, which represent the participant’s right to an amount (the “Payout Amount”) based on the appreciation in value of the synthetic “shares” from the grant date to the vesting or exercise date. Such Payout Amounts are satisfied by the vesting of the linked RSU award, which are ultimately settled in the Company’s Class A shares or cash.

The following table summarizes awards activity for the Group:

	Synthetic Options and Business Units Equity Awards
		Weighted
		average exercise
	Quantity	price per share
Outstanding as of December 31, 2023	5,314,746	$16.9
Granted	34,138	—
Vested	(483,442)	3.4
Forfeited	(56,866)	24.0
Effect of the Divestment (Note 3)	(4,578,455)	17.4
Cancelled	(209,091)	50.8
Outstanding as of December 31, 2024	21,030	$42.8

The following table summarizes information about unvested share awards:

	Synthetic Options and Business Units Equity Awards
		Weighted
		Average Grant
	Quantity	Date Fair Value
Unvested as of December 31, 2023	2,650,245	$22.8
Granted	34,138	44.9
Vested	(354,307)	22.4
Forfeited	(56,866)	15.3
Effect of the Divestment (Note 3)	(2,181,825)	21.5
Cancelled	(91,386)	45.8
Unvested as of December 31, 2024	—	$—

Synthetic Options and Business Unit Equity Awards were granted in respect of the Divested Businesses. There were no unvested awards and unamortized share based compensation expense related to Synthetic Options and Business Units Equity Awards as of December 31, 2024.

The following table summarizes information about outstanding and exercisable awards as of December 31, 2024:

	Awards Outstanding		Awards Exercisable
		Average		Average
		Remaining		Remaining
	Number	Contractual	Number	Contractual
	outstanding	Life (in years)	exercisable	Life (in years)
Total Synthetic Options and Business Units Equity Awards	21,030	0.47	21,030	0.47

As of December 31, 2024, the Group recognized its obligation to settle the Synthetic Options and Business Units Equity Awards as a liability based on past practice of settlements in cash. The accrued liability associated with the settlement of Synthetic Options and Business Units Equity Awards in cash amounted to $ 117.6 and $ 1.0 as of December 31, 2023 and 2024, respectively. As of December 31, 2023 the liability represents mostly a current liability of discontinued operations.

Avride Group 2021 Equity Incentive Plan

Avride B.V., a subsidiary of the Group (“Avride”), adopted the Avride 2021 Equity Incentive Plan (the “Avride Plan”) on February 11, 2021. Under the Avride Plan, Avride may grant equity-based awards, including restricted share unit awards, in respect of Avride. RSUs awarded under the Avride Plan entitle the holder to receive a fixed number of depositary receipts representing Class A shares in Avride at no cost upon the satisfaction of certain time-based vesting criteria. On February 11, 2021, the Supervisory Board of Avride approved the grant of an aggregate of 2,132,749 Avride RSUs, representing a total of approximately 6.3% of the equity of Self-Driving Group on a fully diluted basis. Generally,

Avride RSUs vest over a six-year period, 17% after one year, with the remaining vesting in equal amounts on the last day of each quarter over the following five years.

The following table summarizes Avride RSUs awards activity for the Group:

	Avride RSUs
		Weighted
		average exercise
	Quantity	price per share
Outstanding as of December 31, 2023	2,075,533	$—
Cancelled	(906,904)	—
Outstanding as of December 31, 2024	1,168,629	$—

The following table summarizes information about outstanding and exercisable awards as of December 31, 2024:

		Awards Outstanding		Awards Exercisable
			Average		Average
			Remaining		Remaining
	Type of	Number	Contractual	Number	Contractual
	award	outstanding	Life (in years)	exercisable	Life (in years)
Total Avride RSUs	RSU	1,168,629	6.14	1,123,586	6.12

The following table summarizes information about unvested share awards:

Avride RSUs
Quantity
Unvested as of December 31, 2023	241,037
Vested	(182,604)
Forfeited	(13,391)
Unvested as of December 31, 2024	45,042

As of December 31, 2024, the unamortized share based compensation expense related to Avride B.V. RSUs is expected to be recognized over a weighted average period of 2.08 years.